Events Subsequent to June 30, 2023 (Details) - USD ($) $ in Millions	Jul. 20, 2023	Jul. 27, 2023
Major business combination | QRIB intermediate Holdings, LLC
Disclosure of non-adjusting events after reporting period [line items]
Business combination, purchase price		$ 1,400
Recludix Pharma | Major collaboration agreement
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 75
Recludix Pharma | Major collaboration agreement | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Commitments related to potential milestone payments for projects under collaboration agreements	$ 1,200